Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jan. 31, 2024	Aug. 08, 2023
LAFFER|TENGLER Equity Income ETF
Account Value [Line Items]
Account Value	$ 11,510	$ 10,250	$ 10,000
S&P 500® Index
Account Value [Line Items]
Account Value	$ 12,400	$ 10,810	$ 10,000